Investment Objectives and Goals - Equable Shares Hedged Equity ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Equable Shares Hedged Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Equable Shares Hedged Equity ETF (the “Fund”) seeks income, risk mitigation and long-term capital appreciation.